DERIVATIVE LIABILITIES - WARRANTS (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
Balance at Beginning of Fiscal Year	$ 11,987,222	$ 10,543,145	$ 10,439,126
Warrants Issued	0	815,761
Warrants Exercised	(707,216)	0
Change in fair value of warrant liability	(3,417,158)	628,316
Balance at End of Fiscal Year	$ 7,862,848	$ 11,987,222	$ 10,439,126